PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	9 Months Ended
Sep. 30, 2014
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
Schedule of Property, Plant and Equipment, Net
	As of December 31,	As of September 30,
	2013	2014
Cost
Buildings and plant	$235,690,310	$232,739,777
Machinery and equipment	355,429,034	356,677,850
Furniture, fixtures and equipment	21,329,752	17,198,867
Motor vehicles	262,562	260,279
Less: Accumulated depreciation	(145,031,714)	(164,088,834)
Property, plant and equipment, net	467,679,944	442,787,939
Construction in process	20,824,239	75,158,982
Total	$488,504,183	$517,946,921